Shareholder Fees {- Fidelity International Real Estate Fund} - 07.31 Fidelity International Real Estate Fund AMCIZ PRO-12 - Fidelity International Real Estate Fund	Sep. 29, 2020
Fidelity Advisor International Real Estate Fund: Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Fidelity Advisor International Real Estate Fund: Class M
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Fidelity Advisor International Real Estate Fund: Class C
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Fidelity Advisor International Real Estate Fund: Class I
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Fidelity Advisor International Real Estate Fund: Class Z
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none

[1]

(a) Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

[2]	(b) On Class C shares redeemed less than one year after purchase.